Consolidated Statement of Cash Flows - EUR (€) € in Millions	12 Months Ended
	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Operating activities
Profit after tax	€ 1,611.6	€ 1,917.1	€ 1,313.8
Adjustments to reconcile profit after tax to net cash from operating activities
Depreciation	1,214.4	1,059.5	923.2
Decrease/(increase) in inventories	1.6	(0.2)	(1.7)
Tax expense	172.8	210.9	128.7
Share based payments	12.8	(3.9)	16.2
Decrease/(increase) in trade receivables	2.9	(16.7)	(16.2)
(Increase) in other assets	(585.6)	(359.0)	(482.0)
Increase/(decrease) in trade payables	124.8	(46.4)	31.2
Increase in accrued expenses and other liabilities	948.8	449.6	1,788.9
(Decrease)/increase in provisions	(12.2)	(8.3)	33.7
(Increase)/decrease in finance expense	(0.4)	7.9	4.2
Increase in finance income	1.9	3.6	10.4
Foreign exchange and fair value	7.2	(7.1)	144.7	[1]
Income tax (paid)	(84.9)	(49.1)	(4.1)
Net cash from operating activities	3,415.7	3,157.9	3,891.0
Investing activities
Capital expenditure - purchase of property, plant and equipment	(1,552.5)	(2,391.9)	(1,914.7)
Supplier reimbursements for property, plant and equipment			127.5
Proceeds from sale of property, plant and equipment			4.9
(Increase)/decrease in restricted cash	(16.7)	13.1	3.2
Decrease/(increase) in financial assets: cash > 3 months	137.7	818.4	(122.1)
Net cash (used in) investing activities	(1,431.5)	(1,560.4)	(1,901.2)
Financing activities
Proceeds from shares issued	4.9	16.4	31.7
Share buyback	(1,477.8)
Dividends paid	(437.7)	(199.5)
Repayments of borrowings	(50.0)	(1,100.5)	(1,039.4)
Lease liabilities paid	(36.4)	(42.7)	(46.3)
Net cash (used in) financing activities	(1,997.0)	(1,326.3)	(1,054.0)
(Decrease)/increase in cash and cash equivalents	(12.8)	271.2	935.8
Net foreign exchange differences	0.7	4.9	(5.5)
Cash and cash equivalents at beginning of year	3,875.4	3,599.3	2,669.0
Cash and cash equivalents at end of year	3,863.3	3,875.4	3,599.3
Included in the cash flows from operating activities for the year are the following amounts:
Interest income received	135.9	148.4	52.7
Interest expense paid	€ (69.7)	€ (88.7)	€ (75.0)

[1]	Includes an exceptional loss of €131m in FY23 attributable to the fair value measurement of jet fuel call options.